Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-based compensation
Schedule of Employee Stock Option Activity

	2024		2023
	Options	Average exercise price	Options	Average exercise price
At January 1	3,957,362	$13.17	3,032,771	$13.00
Granted	—	—	966,413	13.73
Exercised	(1,850,957)	13.06	—	—
Forfeited	(542,938)	13.37	(41,822)	13.35
At December 31	1,563,467	$13.24	3,957,362	$13.17

Schedule of Stock Options Outstanding

	Non-exercisable			Exercisable
		Years until	Intrinsic		Intrinsic
Exercise price	Options	fully vested	value[1]	Options	value[1]
$13.00	237,273	0.2	$484	807,229	$1,647
$13.73	353,824	1.2	$464	165,141	$216
	591,097		$948	972,370	$1,863
1.	Based on the closing market share price on December 31, 2024 of $15.04.